Schedule of gain (loss) on sale of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total other gains	$ 1,272	$ 16	$ 89
Australia Solar Projects [Member]
IfrsStatementLineItems [Line Items]
Total other gains			32
Gains losses on effectuation of DOCA [Member]
IfrsStatementLineItems [Line Items]
Total other gains
Other Gains Losses [Member]
IfrsStatementLineItems [Line Items]
Total other gains	$ 1,272	$ 16	$ 57